Shareholder Report, Holdings (Details) - C000014255	Apr. 30, 2025
Not Rated
Holdings [Line Items]
Percent of Net Asset Value	4.80%
CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	6.60%
B
Holdings [Line Items]
Percent of Net Asset Value	59.20%
BB
Holdings [Line Items]
Percent of Net Asset Value	23.20%
BBB
Holdings [Line Items]
Percent of Net Asset Value	6.20%
AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.90%
AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	1.40%
AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.20%
AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	7.70%
AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	86.50%